Restricted Net Assets or Parent Company's Condensed Financial Statements (Details) - Schedule of amounts restricted include paid-in capital, additional paid-in capital, and the statutory reserves (Parentheticals) - Previously Reported [Member] - $ / shares
		Dec. 31, 2022	Dec. 31, 2021
Schedule of amounts restricted include paid-in capital, additional paid-in capital, and the statutory reserves [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	[1]	500,000,000	500,000,000
Ordinary shares, shares issued	[1]	10,000,000	10,000,000
Ordinary shares, shares outstanding	[1]	10,000,000	10,000,000

[1]	The share amounts are presented on a retroactive basis